Other Expenses, Net	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Other Expenses, Net
8)	OTHER EXPENSES, NET
The detail of the caption “Other expenses, net” for the years 2025, 2024 and 2023 is as follows:

		2025	2024	2023
Impairment losses (notes 15.1, 16 and 17.2)	$	(538)	(122)	(43)
Restructuring costs 1		(179)	(10)	(2)
Results from the sale of assets and others 2		(67)	131	(160)
	$	(784)	(1)	(205)

1	In 2025, Cemex incurred restructuring expenses related to the Cutting-Edge program, a corporate initiative to optimize its organizational and operational structure.

2	In 2024, includes a gain of $139 related to the sale of Cemex’s 34.8% equity interest in Neoris (note 5.2).